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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [ ] Amendment Number : _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Columbus Hill Capital Management, L.P.
Address:   830 Morris Turnpike
           Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Ambrosia
Title:   Managing Director and General Counsel
Phone:   973-921-3425

Signature, Place, and Date of Signing:


s/ David Ambrosia                        Short Hills, NJ       February 13, 2008
----------------------------------   ---------------------   -------------------
         (Signature)                      (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total: 578,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng
 3    028-12246              Howard T. Kaminsky

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                           FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
                                                            --------------------                                VOTING AUTHORITY
                          TITLE OF                  VALUE    SHRS OR   SH/  PUT/    INVESTMENT      OTHER   ------------------------
    NAME OF ISSUER          CLASS        CUSIP     (X1000)   PRN AMT   PRN  CALL    DISCRETION    MANAGERS     SOLE    SHARED  NONE
---------------------  --------------  ---------  --------  ---------  ---  ----  --------------  --------  ---------  ------  -----
THOMPSON CREEK METALS
   CO INC                   COM        884768102     4,051    236,900  SH         Shared-Defined   1, 2, 3    236,900     0      0
DAIMLER AG                REG SHS      D1668R123    37,848    395,000  SH         Shared-Defined   1, 2, 3    395,000     0      0
AU OPTRONICS CORP      SPONSORED ADR   002255107     1,920    100,000  SH         Shared-Defined   1, 2, 3    100,000     0      0
ALLEGHENY
   TECHNOLOGIES INC         COM        01741R102    19,647    227,400  SH         Shared-Defined   1, 2, 3    227,400     0      0
CISCO SYS INC               COM        17275R102    16,242    600,000  SH         Shared-Defined   1, 2, 3    600,000     0      0
CONTINENTAL AIRLS INC       CL B       210795308     2,225    100,000  SH         Shared-Defined   1, 2, 3    100,000     0      0
DELTA AIR LINES INC
   DEL                    COM NEW      247361702    28,590  1,920,065  SH         Shared-Defined   1, 2, 3  1,920,065     0      0
FORD MTR CO DEL        COM PAR $0.01   345370860     6,730  1,000,000  SH         Shared-Defined   1, 2, 3  1,000,000     0      0
GENERAL MTRS CORP           COM        370442105     8,712    350,000  SH         Shared-Defined   1, 2, 3    350,000     0      0
GOODYEAR TIRE & RUBR
   CO                       COM        382550101   100,740  3,569,800  SH         Shared-Defined   1, 2, 3  3,569,800     0      0
GOOGLE INC                  CL A       38259P508    15,904     23,000  SH         Shared-Defined   1, 2, 3     23,000     0      0
HERCULES INC                COM        427056106    17,632    911,200  SH         Shared-Defined   1, 2, 3    911,200     0      0
HEWLETT PACKARD CO          COM        428236103    19,687    390,000  SH         Shared-Defined   1, 2, 3    390,000     0      0
PENNEY J C INC              COM        708160106    17,596    400,000  SH         Shared-Defined   1, 2, 3    400,000     0      0
NORTHWEST AIRLS CORP        COM        667280408     3,819    263,197  SH         Shared-Defined   1, 2, 3    263,197     0      0
NUCOR CORP                  COM        670346105    17,766    300,000  SH         Shared-Defined   1, 2, 3    300,000     0      0
ORACLE CORP                 COM        68389X105    20,322    900,000  SH         Shared-Defined   1, 2, 3    900,000     0      0
QUALCOMM INC                COM        747525103    60,993  1,550,000  SH         Shared-Defined   1, 2, 3  1,550,000     0      0
RTI INTL METALS INC         COM        74973W107    62,037    900,000  SH         Shared-Defined   1, 2, 3    900,000     0      0
SLM CORP                    COM        78442P106    85,092  4,225,000  SH         Shared-Defined   1, 2, 3  4,225,000     0      0
UAL CORP                  COM NEW      902549807     7,132    200,000  SH         Shared-Defined   1, 2, 3    200,000     0      0
ISHARES TR             DJ US REAL EST  464287739    16,425    250,000  SH         Shared-Defined   1, 2, 3    250,000     0      0
UNITED RENTALS INC          COM        911363109     7,344    400,000  SH         Shared-Defined   1, 2, 3    400,000     0      0